UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Joseph Benedetti, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:	800-548-7786

Date of fiscal year end:	10/31

Date of reporting period:	7/1/13 – 6/30/14

FORM N-PX

ICA File Number:  811-06515

Registrant Name:  Morgan Stanley Global Fixed Income Opportunities Fund

Reporting Period:  07/01/2013 - 06/30/2014

Morgan Stanley Global Fixed Income Opportunities Fund

CLOVERIE PLC Meeting Date: AUG 09, 2013 Record Date: Meeting Type: BONDHOLDER
Ticker: Security ID: G2335QAH0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Extraordinary Resolution as per Meeting Notice	Management	For	Did Not Vote

GOLDEN AGRI-RESOURCES LTD Meeting Date: APR 25, 2014 Record Date: Meeting Type: ANNUAL
Ticker: E5H Security ID: V39076AB6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Adopt Financial Statements and Directors' and Auditors' Reports	Management	For	Did Not Vote
2	Declare Final Dividend	Management	For	Did Not Vote
3	Approve Directors' Fees	Management	For	Did Not Vote
4	Elect Frankle (Djafar) Widjaja as Director	Management	For	Did Not Vote
5	Elect Lew Syn Pau as Director	Management	For	Did Not Vote
6	Elect Jacques Desire Laval Elliah as Director	Management	For	Did Not Vote
7	Reappoint Moore Stephens LLP Auditors and Authorize Board to Fix Their Remuneration	Management	For	Did Not Vote
8	Approve Issuance of Equity or Equity Linked Securities with or without Preemptive Rights	Management	For	Did Not Vote
9	Authorize Share Repurchase Program	Management	For	Did Not Vote
10	Approve Mandate for Transactions with Related Parties	Management	For	Did Not Vote

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Stanley Global Fixed Income Opportunities Fund

By (Signature and Title)*

/s/ John H. Gernon
John H. Gernon President and Principal Executive Officer

Date	August 28, 2014

* Print the name and title of each signing officer under his or her signature.